UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

STF ETFs

STF Tactical Growth ETF (TUG)
STF Tactical Growth & Income ETF (TUGN)

ANNUAL REPORT

March 31, 2023

STF ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Shareholder Expense Example (Unaudited)	5
Performance Overview (Unaudited)	6
Schedule of Investments	7
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28
Board of Trustees and Officers	29
Supplemental Information (Unaudited)	31
Privacy Policy (Unaudited)	32

STF Tactical Growth ETF

Shareholder Letter

March 31, 2023 (Unaudited)

The STF Tactical Growth ETF (the “Fund”) seeks to provide tactical exposure to the Nasdaq-100® Index while experiencing less volatility and correlation to the Index. The Fund consists of an actively managed portfolio of U.S. Treasuries and equities seeking to replicate the Nasdaq-100® Index to achieve its investment objective, with the ability to go 100% long in either asset class. In making investment decisions, the Fund utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”) that adjusts the Fund’s portfolio allocations in response to shifts in price action, market volatility, and momentum of the Nasdaq-100® Index.

During the reporting period (inception of May 18, 2022 through March 31, 2023, the Fund returned 0.43% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 70% Nasdaq-100® Total Return Index (XNDX) and 30% Bloomberg U.S. Aggregate Bond Index (LBUSTRUU), 8.05%.

On a weighted basis, the top contributing equity holdings during the reporting period were Nvidia Corp., Cisco Systems, Inc. and Broadcom, Inc., which returned 1.30%, 0.17% and 0.16%, respectively. Conversely, the largest detractors from Fund performance were Amazon, Inc., Alphabet, Inc. and Apple, Inc., which returned -1.34%, -0.53% and -0.51%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100® Index.

Fixed Income holdings contributed 0.58% to fund performance, along with Information Technology and Industrials which returned 0.19% and 0.14%, respectively. Communication Services and Consumer Discretionary sectors detracted the most from Fund performance with -1.33% and -0.84% returns, respectively.

PERFORMANCE

Persistently high inflation and hawkish forward guidance from the Federal Reserve System (the “Fed”) disproportionately affected technology stocks and long duration bonds in 2022. Duration measures the sensitivity of a bond’s price to changes in interest rates, with long duration bonds most sensitive to rate changes. The Fund seeks to tactically invest in the Nasdaq-100® Index, and as a result, it held a 50% to 10% allocation to the Nasdaq-100® for most of 2022. The Fund briefly held a 100% Index allocation in October and November 2022 and has been 100% invested in the Index since March 14, 2023. Investments in short duration treasuries were an alternative allocation to the Nasdaq-100® Index during the fiscal period and provided a small but positive return. The Fund did not invest in long duration U.S. Treasuries due to their high correlation with the Nasdaq-100® Index.

Fund underperformance was primarily due to being offsides during volatile price movements in June, October and November. Underperformance in large cap tech stocks in October and November was particularly detrimental to the Fund while the rest of the equity market experienced a wider recovery. The Funds assumed a risk-off allocation during this period of increased volatility and failed to capture large upward price momentum related to news surrounding inflation data and Fed speak. However, the Fund’s positioning coming out of 2022 has been strong and primarily supported by economic data showing that the Fed’s work in combatting inflation is working and that there is growing visibility in market expectations over the future quarters and years.

STF Tactical Growth & Income ETF

Shareholder Letter

March 31, 2023 (Unaudited) (Continued)

The STF Tactical Growth & Income ETF (the “Fund”) seeks to provide tactical exposure to the Nasdaq-100® Index with less volatility and correlation to the Index while also providing current monthly income. The Fund consists of an actively managed portfolio of U.S. Treasuries and equities seeking to replicate the Nasdaq-100® Index to achieve its investment objective, with the ability to go 100% long in either asset class. In making investment decisions, the Fund utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”) that adjusts the Fund’s portfolio allocations in response to shifts in price action, market volatility, and momentum of the Nasdaq-100® Index.

In addition, the Fund seeks to distribute a monthly premium generated by an option overlay program that sells a call spread using index options on the Nasdaq-100® Index on up to 100% of the Fund’s NAV while reinvesting a portion of such premium back into call options on the same index. The net credit of the transactions is paid out monthly, not to exceed 1% of the Fund’s NAV. The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale and may be closed prior to expiration. As a result of such distribution strategy, the Fund’s distributions can potentially exceed its earnings and profits in some or all tax years, and therefore, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.

During the reporting period (inception of May 18, 2022 through March 31, 2023, the Fund returned -8.66% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 70% Nasdaq-100® Total Return (XNDX) and 30% Bloomberg U.S. Aggregate Bond Index (LBUSTRUU), 8.05%.

On a weighted basis, the top contributing equity holdings during the reporting period were Nvidia Corp., Broadcom, Inc. and Cisco Systems, Inc., which returned 1.33%, 0.18% and 0.16%, respectively. Conversely, the largest detractors from Fund performance were Amazon, Inc., Alphabet, Inc. and Apple, Inc., which returned -1.39%, -0.57% and -0.53%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100® Index.

Fixed Income holdings contributed 0.67% to Fund performance, along with Information Technology and Industrials which returned 0.14% and 0.13%, respectively. Communication Services and Consumer Discretionary sectors detracted the most from Fund performance with -1.35% and -0.93% returns, respectively.

The Fund made monthly distributions of approximately 0.98% of net assets during each calendar month of the fiscal year. Given the market environment and fund performance approximately 84% of distributions were return of capital for the fiscal period.

PERFORMANCE

Persistently high inflation and hawkish forward guidance from the Federal Reserve System (the “Fed”) disproportionately affected technology stocks and long duration bonds in 2022. The Fund seeks to tactically invest in the Nasdaq-100® Index, and as a result, it held a 50% to 10% allocation to the Nasdaq-100® for most of 2022. The Fund briefly held a 100% Index allocation in October and November 2022 and has been 100% invested in the Index since March 14, 2023. Investments in short duration treasuries were an alternative allocation to the Nasdaq-100® Index during the fiscal period and provided a small but positive return. The Fund did not invest in long duration U.S. Treasuries due to their high correlation with the Nasdaq-100® Index. The options overlay program contributed negatively to performance, but reduced volatility to the Fund’s exposure to the Reference index while supporting the monthly distribution to achieve its goal of generating current income.

Fund underperformance was primarily due to being offsides during volatile price movements in June, October, and November. Underperformance in large cap tech stocks in October and November was particularly detrimental to the Fund while the rest of the equity market experienced a wider recovery. The Funds assumed a risk-off allocation during this period of increased volatility and failed to capture large upward price momentum related to news surrounding inflation data and Fed speak. However, the Fund’s positioning coming out of 2022 has been strong and primarily supported by economic data showing that the Fed’s work in combatting inflation is working and that there is growing visibility in market expectations over the future quarters and years.

STF ETFs

Shareholder Letter

March 31, 2023 (Unaudited) (Continued)

For a complete list of Fund holdings please see the Schedules of Investments starting on page 7 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

It is not possible to invest directly in an index.

The Funds are distributed by Foreside Fund Services, LLC.

INVESTMENT RISKS

Cash Redemption Risk. The Funds’ investment strategy may, at times, require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In that case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed, which may cause the Funds to recognize a capital gain that it might not have recognized if it had made a redemption in kind.

Derivatives (Options) Risk. The Funds may invest in options that derive their performance from that of the Nasdaq-100 Index. Derivatives may be more sensitive to changes in market conditions and may amplify risks. Selling and buying options are speculative activities and entail greater than ordinary investment risks.

Fixed income Risk. Fixed income investments are subject to changes in governmental policy and market conditions, which may cause such investments to be subject to significant volatility and reduced liquidity, depending on the environment.

Fixed Income – Call Risk. During periods of falling interest rates, an issue of a callable bond held by the Funds may call or repay the security before maturity, causing the Funds to reinvest proceeds at a lower interest rate.

Fixed Income – Credit Risk. Debt issuers and other counterparties may not honor their obligations or have their debt downgraded by ratings agencies.

Fixed Income – Extension Risk. During periods of rising interest rates, certain debt obligations will be paid off more slowly than anticipated, causing the value of those securities to fall. This may result in a decline in the Funds’ income and potential the value of the Funds’ investments.

Fixed Income – Interest Rate Risk. Rising interest rates may cause the value of fixed-income securities held by the Funds to decline.

Large-Capitalization Investing Risk. The securities or large capitalization companies may be relatively mature compared to smaller companies and therefor subject to slower growth during times of economic expansion.

Management Risk. The Funds are actively managed and may not meet their investment objective based on the Adviser’s success or failure in implementing the Funds’ strategy.

Models and Data Risk. When models and data prove to be incorrect or incomplete, decisions made based on them can expose the Funds to potential risks.

New Fund Risk. The Funds are recently organized with no operating history and managed by an Adviser that has not previously managed a registered fund. As such, the Funds have no track record on which to base investment decisions.

Non-Diversification Risk. Because the Funds are “non-diversified,” it may invest a greater percentage of its assets in securities of a single issuer or fewer issuers than a diversified fund, which may expose the Fund to the risks associated with the developments affecting the issuers in which the Funds invest.

Other Investment Company Risk. By investing in another investment company, including ETFs, the Funds becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of that investment company. In addition, the Funds are also subject to the principal risks of the investment companies in which it invests.

U.S. Treasury Obligations Risk. Changes to the financial condition or credit rating of the U.S. government may cause the value of the Funds’ U.S. Treasury obligations to decline.

STF ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (October 1, 2022 to March 31, 2023).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
STF Tactical Growth ETF
Actual	$1,000.00	$ 1,050.60	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.69	0.65%	$3.28
STF Tactical Growth & Income ETF
Actual	$1,000.00	$ 1,023.90	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.69	0.65%	$3.28

(1)	Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the six-month period).

STF ETFs

Performance Overview

March 31, 2023 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 3/31/2023)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2023
Total Returns	Since Commencement[1]
STF Tactical Growth ETF —NAV	0.43%
STF Tactical Growth ETF —Market	0.20%
70% Nasdaq-100 Total Return Index / 30% Bloomberg U.S. Aggregate Bond Index	8.05%
Nasdaq-100 Total Return Index	11.37%
Bloomberg U.S. Aggregate Bond Index	-0.84%

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2023
Total Returns	Since Commencement[1]
STF Tactical Growth & Income ETF —NAV	-8.66%
STF Tactical Growth & Income ETF —Market	-8.57%
70% Nasdaq-100 Total Return / 30% Bloomberg U.S. Aggregate Bond Index	8.05%
Nasdaq-100 Total Return Index	11.37%
Bloomberg U.S. Aggregate Bond Index	-0.84%

1 The Fund commenced operations on May 18, 2022.

This chart illustrates the performance of a hypothetical $10,000 investment made on May 18, 2022 and is not intended to imply any future performance.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (866) 590-9112. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all capital gains and dividends.. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Nasdaq-100 Index is a stock market index made up of equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS (agency and non-agency).

STF Tactical Growth ETF

Schedule of Investments

March 31, 2023

	Shares	Value
COMMON STOCKS — 99.8%
Accommodation — 0.4%
Marriott International, Inc. - Class A	3,034	$503,765

Administrative and Support Services — 2.3%
Atlassian Corp. PLC - Class A (a)(b)	1,489	254,872
Baker Hughes Co.	10,073	290,707
Booking Holdings, Inc. (a)	374	992,001
JD.com, Inc. - ADR (b)	4,564	200,314
PayPal Holdings, Inc. (a)	11,185	849,389
PDD Holdings, Inc. - ADR (a)(b)	5,830	442,497
		3,029,780
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc. (a)(b)	1,219	443,948

Beverage and Tobacco Product Manufacturing — 2.7%
Keurig Dr. Pepper, Inc.	13,860	488,981
Monster Beverage Corp. (a)	10,282	555,331
PepsiCo, Inc.	13,767	2,509,724
		3,554,036
Broadcasting (except Internet) — 1.6%
Comcast Corp. - Class A	42,327	1,604,617
Sirius XM Holdings, Inc.	39,912	158,451
Warner Bros Discovery, Inc. (a)	24,391	368,304
		2,131,372
Chemical Manufacturing — 4.5%
Amgen, Inc.	5,383	1,301,340
AstraZeneca PLC - ADR (b)	6,019	417,779
Biogen, Inc. (a)	1,428	397,027
Gilead Sciences, Inc.	12,433	1,031,566
Moderna, Inc. (a)	3,768	578,689
Regeneron Pharmaceuticals (a)	1,055	866,862
Seagen, Inc. (a)	1,838	372,140
Vertex Pharmaceuticals, Inc.(a)	2,549	803,113
		5,768,516
Clothing and Clothing Accessories Stores — 0.7%
Charter Communications, Inc. - Class A (a)	1,519	543,210
Ross Stores, Inc.	3,431	364,132
		907,342
Computer and Electronic Product Manufacturing — 37.5% (c)
Advanced Micro Devices, Inc. (a)	15,233	1,492,986
Alphabet, Inc. - Class A (a)	44,829	4,662,216
Alphabet, Inc. - Class C (a)	45,475	4,717,122
Analog Devices, Inc.	4,965	979,197
Apple, Inc.	97,055	16,004,370
Broadcom, Inc.	4,094	2,626,465
Cisco Systems, Inc.	40,456	2,114,838
Enphase Energy, Inc. (a)	1,364	286,822
Fortinet, Inc. (a)	7,629	507,023
GLOBALFOUNDRIES, Inc. (a)	5,326	384,431
IDEXX Laboratories, Inc. (a)	818	409,065
Illumina, Inc. (a)	1,578	366,964
Intel Corp.	39,995	1,306,637
Lam Research Corp.	1,313	696,048
Marvell Technology, Inc.	8,411	364,196
Microchip Technology, Inc.	5,378	450,569
Micron Technology, Inc.	10,841	654,146
NVIDIA Corp.	23,763	6,600,648
NXP Semiconductors (b)	2,554	476,257
QUALCOMM, Inc.	11,047	1,409,376
Texas Instruments, Inc.	9,013	1,676,508
		48,185,884
Data Processing, Hosting and Related Services — 1.9%
Airbnb, Inc. - Class A (a)	4,079	507,428
Automatic Data Processing, Inc.	4,160	926,141
Fiserv, Inc. (a)	5,938	671,172
Verisk Analytics, Inc.	1,549	297,191
		2,401,932
Food Manufacturing — 1.1%
Mondelez International, Inc. - Class A	13,472	939,268
The Kraft Heinz Co.	12,194	471,542
		1,410,810

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

March 31, 2023 (Continued)

	Shares	Value
Food Services and Drinking Places — 1.3%
Cintas Corp.	997	$461,292
Starbucks Corp.	11,442	1,191,455
		1,652,747
General Merchandise Stores — 1.9%
Costco Wholesale Corp.	4,343	2,157,906
Dollar Tree, Inc. (a)	2,230	320,117
		2,478,023
Health and Personal Care Stores — 0.2%
Walgreens Boots Alliance, Inc.	8,729	301,849

Machinery Manufacturing — 1.6%
Applied Materials, Inc.	8,187	1,005,609
ASML Holding - ADR (b)	859	584,730
KLA Corp.	1,338	534,089
		2,124,428
Management of Companies and Enterprises — 0.1%
Rivian Automotive, Inc. - Class A (a)	9,539	147,664

Merchant Wholesalers, Durable Goods — 0.5%
Copart, Inc. (a)	4,687	352,509
Fastenal Co.	5,639	304,168
		656,677
Miscellaneous Manufacturing — 1.2%
Align Technology, Inc. (a)	759	253,612
Dexcom, Inc. (a)	3,773	438,347
Intuitive Surgical, Inc. (a)	3,390	866,044
		1,558,003
Motor Vehicle and Parts Dealers — 0.4%
O’Reilly Automotive, Inc. (a)	622	528,065

Nonstore Retailers — 6.9%
Amazon.com, Inc. (a)	77,347	7,989,172
eBay, Inc.	5,374	238,444
MercadoLibre, Inc. (a)(b)	484	637,941
		8,865,557
Other Information Services — 3.7%
CoStar Group, Inc. (a)	4,029	277,397
Meta Platforms, Inc. - Class A (a)	20,883	4,425,943
		4,703,340
Professional, Scientific, and Technical Services — 1.5%
Cognizant Technology Solutions - Class A	5,048	307,575
Palo Alto Networks, Inc. (a)	3,042	607,609
Paychex, Inc.	3,614	414,128
Workday, Inc. - Class A (a)	2,022	417,624
Zscaler, Inc. (a)	1,461	170,688
		1,917,624
Publishing Industries (except Internet) — 17.4%
Activision Blizzard, Inc.	7,697	658,786
Adobe, Inc. (a)	4,464	1,720,292
ANSYS, Inc. (a)	855	284,544
Autodesk, Inc. (a)	2,149	447,336
Cadence Design Systems, Inc. (a)	2,632	552,957
Crowdstrike Holdings, Inc. - Class A (a)	2,069	283,991
Datadog, Inc. - Class A (a)	2,953	214,565
Electronic Arts, Inc.	2,703	325,576
Intuit, Inc.	2,702	1,204,632
Microsoft Corp.	55,720	16,064,076
Synopsys, Inc. (a)	1,471	568,174
		22,324,929
Rail Transportation — 0.5%
CSX Corp.	20,544	615,087

Rental and Leasing Services — 1.2%
Netflix, Inc. (a)	4,453	1,538,422

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Lucid Group, Inc. (a)	18,895	151,916

Support Activities for Mining — 0.2%
Diamondback Energy, Inc.	1,822	246,280

Telecommunications — 1.5%
T-Mobile U.S., Inc. (a)	11,838	1,714,616
Zoom Video Communications, Inc. - Class A (a)	2,451	180,982
		1,895,598
Transportation Equipment Manufacturing — 5.1%
Honeywell International, Inc.	6,712	1,282,798
PACCAR, Inc.	5,141	376,321
Tesla, Inc. (a)	23,385	4,851,452
		6,510,571
Truck Transportation — 0.3%
Old Dominion Freight Line, Inc.	1,096	373,560

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Schedule of Investments

March 31, 2023 (Continued)

	Shares	Value
Utilities — 1.2%
American Electric Power Co., Inc.	5,081	$462,320
Constellation Energy Corp.	3,228	253,398
Exelon Corp.	9,947	416,680
Xcel Energy, Inc.	5,473	369,099
		1,501,497
TOTAL COMMON STOCKS (Cost $116,777,272)		128,429,222

Total Investments — (Cost $116,777,272) — 99.8%		128,429,222
Other assets and liabilities, net — 0.2%		197,537
TOTAL NET ASSETS — 100.0%		$128,626,759

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2023

	Shares	Value
COMMON STOCKS — 99.8%
Accommodation — 0.4%
Marriott International, Inc. - Class A	478	$79,367

Administrative and Support Services — 2.4%
Atlassian Corp. PLC - Class A (a)(b)	234	40,054
Baker Hughes Co.	1,587	45,801
Booking Holdings, Inc. (a)	59	156,492
JD.com, Inc. - ADR (b)	718	31,513
PayPal Holdings, Inc. (a)	1,761	133,730
PDD Holdings, Inc. - ADR (a)(b)	919	69,752
		477,342
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc. (a)(b)	192	69,925

Beverage and Tobacco Product Manufacturing — 2.8%
Keurig Dr. Pepper, Inc.	2,185	77,087
Monster Beverage Corp. (a)	1,621	87,550
PepsiCo, Inc.	2,169	395,409
		560,046
Broadcasting (except Internet) — 1.7%
Comcast Corp. - Class A	6,669	252,822
Sirius XM Holdings, Inc.	6,286	24,955
Warner Bros Discovery, Inc. (a)	3,842	58,014
		335,791
Chemical Manufacturing — 4.5%
Amgen, Inc.	848	205,004
AstraZeneca PLC - ADR (b)	947	65,731
Biogen, Inc. (a)	225	62,557
Gilead Sciences, Inc.	1,958	162,455
Moderna, Inc. (a)	594	91,227
Regeneron Pharmaceuticals (a)	166	136,397
Seagen, Inc. (a)	289	58,514
Vertex Pharmaceuticals, Inc. (a)	402	126,658
		908,543
Clothing and Clothing Accessories Stores — 0.7%
Charter Communications, Inc. - Class A (a)	239	85,469
Ross Stores, Inc.	541	57,416
		142,885
Computer and Electronic Product Manufacturing — 37.4% (c)
Advanced Micro Devices, Inc. (a)	2,400	235,224
Alphabet, Inc. - Class A (a)	7,061	734,344
Alphabet, Inc. - Class C (a)	7,163	743,018
Analog Devices, Inc.	781	154,029
Apple, Inc.	15,089	2,488,176
Broadcom, Inc.	645	413,793
Cisco Systems, Inc.	6,372	333,096
Enphase Energy, Inc. (a)	215	45,210
Fortinet, Inc. (a)	1,202	79,885
GLOBALFOUNDRIES, Inc. (a)	839	60,559
IDEXX Laboratories, Inc. (a)	128	64,010
Illumina, Inc. (a)	248	57,673
Intel Corp.	6,300	205,821
Lam Research Corp.	207	109,735
Marvell Technology, Inc.	1,326	57,416
Microchip Technology, Inc.	847	70,962
Micron Technology, Inc.	1,708	103,061
NVIDIA Corp.	3,745	1,040,248
NXP Semiconductors (b)	402	74,963
QUALCOMM, Inc.	1,741	222,117
Texas Instruments, Inc.	1,420	264,134
		7,557,474

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2023 (Continued)

	Shares	Value
Data Processing, Hosting and Related Services — 1.9%
Airbnb, Inc. - Class A (a)	642	$79,865
Automatic Data Processing, Inc.	655	145,822
Fiserv, Inc. (a)	937	105,909
Verisk Analytics, Inc.	244	46,814
		378,410
Food Manufacturing — 1.1%
Mondelez International, Inc. - Class A	2,122	147,946
The Kraft Heinz Co.	1,920	74,246
		222,192
Food Services and Drinking Places — 1.2%
Cintas Corp.	156	72,178
Starbucks Corp.	1,702	177,229
		249,407
General Merchandise Stores — 1.9%
Costco Wholesale Corp.	684	339,859
Dollar Tree, Inc. (a)	351	50,386
		390,245
Health and Personal Care Stores — 0.2%
Walgreens Boots Alliance, Inc.	1,374	47,513

Machinery Manufacturing — 1.7%
Applied Materials, Inc.	1,289	158,328
ASML Holding - ADR (b)	136	92,577
KLA Corp.	211	84,225
		335,130
Management of Companies and Enterprises — 0.1%
Rivian Automotive, Inc. - Class A (a)	1,502	23,251

Merchant Wholesalers, Durable Goods — 0.5%
Copart, Inc. (a)	739	55,580
Fastenal Co.	889	47,953
		103,533
Miscellaneous Manufacturing — 1.2%
Align Technology, Inc. (a)	119	39,763
Dexcom, Inc. (a)	594	69,011
Intuitive Surgical, Inc. (a)	534	136,421
		245,195
Motor Vehicle and Parts Dealers — 0.4%
O’Reilly Automotive, Inc. (a)	98	83,200

Nonstore Retailers — 6.9%
Amazon.com, Inc. (a)	12,183	1,258,382
eBay, Inc.	846	37,537
MercadoLibre, Inc. (a)(b)	78	102,809
		1,398,728
Other Information Services — 3.7%
CoStar Group, Inc. (a)	635	43,720
Meta Platforms, Inc. - Class A (a)	3,289	697,070
		740,790
Professional, Scientific, and Technical Services — 1.5%
Cognizant Technology Solutions - Class A	795	48,439
Palo Alto Networks, Inc. (a)(b)	479	95,675
Paychex, Inc.	569	65,202
Workday, Inc. - Class A (a)	318	65,680
Zscaler, Inc. (a)	231	26,988
		301,984
Publishing Industries (except Internet) — 17.4%
Activision Blizzard, Inc.	1,212	103,735
Adobe, Inc. (a)	703	270,915
ANSYS, Inc. (a)	135	44,928
Autodesk, Inc. (a)	339	70,566
Cadence Design Systems, Inc. (a)	415	87,187
Crowdstrike Holdings, Inc. - Class A (a)	325	44,609
Datadog, Inc. - Class A (a)	466	33,860
Electronic Arts, Inc.	426	51,312
Intuit, Inc.	426	189,924
Microsoft Corp.	8,776	2,530,121
Synopsys, Inc. (a)	234	90,382
		3,517,539
Rail Transportation — 0.5%
CSX Corp.	3,237	96,916

Rental and Leasing Services — 1.2%
Netflix, Inc. (a)	703	242,873

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Lucid Group, Inc. (a)	2,976	23,927

Support Activities for Mining — 0.2%
Diamondback Energy, Inc.	287	38,794

Telecommunications — 1.5%
T-Mobile U.S., Inc. (a)	1,865	270,127
Zoom Video Communications, Inc. - Class A (a)	386	28,502
		298,629

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Schedule of Investments

March 31, 2023 (Continued)

	Shares	Value
Transportation Equipment Manufacturing — 4.9%
Honeywell International, Inc.	1,057	$202,014
PACCAR, Inc.	810	59,292
Tesla, Inc. (a)	3,533	732,956
		994,262
Truck Transportation — 0.3%
Old Dominion Freight Line, Inc.	173	58,965

Utilities — 1.2%
American Electric Power Co., Inc.	800	72,792
Constellation Energy Corp.	508	39,878
Exelon Corp.	1,566	65,600
Xcel Energy, Inc.	862	58,133
		236,403
TOTAL COMMON STOCKS (Cost $18,544,107)		20,159,259

Total Investments — (Cost $18,544,107) — 99.8%		20,159,259
Other assets and liabilities, net — 0.2%		40,121
TOTAL NET ASSETS — 100.0%		$20,199,380

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Assets and Liabilities

March 31, 2023

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Assets
Investments, at value (cost $116,777,272 and $18,544,107 respectively)	$128,429,222	$20,159,259
Cash	251,175	305,080
Dividend receivable	14,731	2,346
Receivable for investment securities sold	—	707,590
Total assets	128,695,128	21,174,275

Liabilities
Payable for investment securities purchased	—	964,144
Payable to Adviser	68,369	10,751
Total liabilities	68,369	974,895
Net Assets	$128,626,759	$20,199,380

Net Assets Consists of:
Paid-in capital	$132,573,650	$22,661,980
Total distributable earnings (accumulated losses)	(3,946,891)	(2,462,600)
Net Assets	$128,626,759	$20,199,380

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,200,000	975,000
Net Asset Value, redemption price and offering price per share	$24.74	$20.72

The accompanying notes are an integral part of the financial statements.

STF ETFs

Statements of Operations

For the Period Ended March 31, 2023(1)

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Investment Income
Dividend income (net of witholding tax of $938 and $170, respectively)	$431,812	$70,176
Interest income	2,293,218	401,392
Total investment income	2,725,030	471,568

Expenses
Investment advisory fees	766,463	121,885
Total expenses	766,463	121,885
Net investment income	1,958,567	349,683

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(15,334,783)	(2,880,625)
Purchased options	—	1,510,680
Written options	—	(3,250,247)
Net realized loss	(15,334,783)	(4,620,192)
Net change in unrealized appreciation/depreciation on investments	11,651,950	1,615,152
Net realized and unrealized loss	(3,682,833)	(3,005,040)
Net decrease in net assets from operations	$(1,724,266)	$(2,655,357)

(1)	The Funds commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Statement of Changes in Net Assets

Period Ended March 31, 2023(1)
From Operations
Net investment income	$1,958,567
Net realized loss on investments	(15,334,783)
Net change in unrealized appreciation/depreciation on investments	11,651,950
Net decrease in net assets resulting from operations	(1,724,266)

From Distributions
Distributable earnings	(1,955,937)
Total distributions	(1,955,937)

From Capital Share Transactions
Proceeds from shares sold	164,814,655
Cost of shares redeemed	(32,508,290)
Transaction fees (Note 4)	597
Net increase in net assets resulting from capital share transactions	132,306,962

Total Increase in Net Assets	128,626,759

Net Assets
Beginning of period	—
End of period	128,626,759

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	6,600,000
Shares redeemed	(1,400,000)
Shares outstanding, end of period	5,200,000

(1)	The Fund commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Statement of Changes in Net Assets

Period Ended March 31, 2023(1)
From Operations
Net investment income	$349,683
Net realized loss on investments, purchased options and written options	(4,620,192)
Net change in unrealized appreciation/depreciation on investments	1,615,152
Net decrease in net assets resulting from operations	(2,655,357)

From Distributions
Distributable earnings	(349,683)
Return of capital	(1,879,967)
Total distributions	(2,229,650)

From Capital Share Transactions
Proceeds from shares sold	39,716,845
Cost of shares redeemed	(14,637,587)
Transaction fees (Note 4)	5,129
Net increase in net assets resulting from capital share transactions	25,084,387

Total Increase in Net Assets	20,199,380

Net Assets
Beginning of period	—
End of period	20,199,380

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,700,000
Shares redeemed	(725,000)
Shares outstanding, end of period	975,000

(1)	The Fund commenced operations on May 18, 2022.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.34
Net realized and unrealized gain (loss)	(0.26)
Total from investment operations	0.08

Less distributions paid:
From net investment income	(0.34)
Total distributions paid	(0.34)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)

Net Asset Value, End of Period	24.74

Total return, at NAV(3)(4)	0.43%
Total return, at Market(3)(4)	0.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	128,627

Ratio of expenses to average net assets(5)	0.65%
Ratio of net investment income (loss) to average net assets(5)	1.66%
Portfolio turnover rate(4)(6)	423%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF Tactical Growth & Income ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended March 31, 2023(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.34
Net realized and unrealized gain (loss)	(2.59)
Total from investment operations	(2.25)

Less distributions paid:
From net investment income	(0.46)
From return of capital	(1.57)
Total distributions paid	(2.03)

Capital share transactions:
Transaction fees (see Note 4)	0.00 (7)

Net Asset Value, End of Period	20.72

Total return, at NAV(3)(4)	-8.66%
Total return, at Market(3)(4)	-8.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	20,199

Ratio of expenses to average net assets(5)	0.65%
Ratio of net investment income (loss) to average net assets(5)	1.86%
Portfolio turnover rate(4)(6)	429%

(1)	The Fund commenced operations on May 18, 2022.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

STF ETFs

Notes to Financial Statements

March 31, 2023

1.	ORGANIZATION

The STF Tactical Growth ETF (“TUG”) and STF Tactical Growth & Income ETF (“TUGN”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

TUG is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term growth of capital and TUGN is an actively-managed ETF that seeks long-term growth of capital and current income.

The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by STF Management LP, (the “Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2023, are as follows:

STF Tactical Growth ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$128,429,222	$—	$—	$128,429,222
Total Investments - Assets	$128,429,222	$—	$—	$128,429,222

STF Tactical Growth & Income ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$20,159,259	$—	$—	$20,159,259
Total Investments - Assets	$20,159,259	$—	$—	$20,159,259

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2023, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2023, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal period. At March 31, 2023, the Funds’ fiscal period end, the tax periods since the commencement of operations are open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).

TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of March 31, 2023, the Fund’s derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the period ended March 31, 2023, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$252,058
Written Options	(261,560)

There were no purchased or written option positions open as of March 31, 2023. The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2023:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	1,510,680	(3,250,247)	—	—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the period ended March 31, 2023, was as follows:

	Ordinary Income(1)	Return of Capital
STF Tactical Growth ETF	$1,955,937	$—
STF Tactical Growth & Income ETF	349,683	1,879,967

At March 31, 2023, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth ETF	STF Tactical Growth & Income ETF
Federal Tax Cost of Investments	$121,485,103	$19,319,074
Gross Tax Unrealized Appreciation	$12,737,482	$1,826,589
Gross Tax Unrealized Depreciation	(5,793,363)	(986,404)
Net Tax Unrealized Appreciation (Depreciation)	6,944,119	840,185
Undistributed Ordinary Income	2,630	—
Other Accumulated Gain (Loss)	(10,893,640)	(3,302,785)
Total Distributable Earnings / (Accumulated Losses)	$(3,946,891)	$(2,462,600)

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At March 31, 2023, the Funds’ fiscal period end, TUG and TUGN had short term capital losses remaining of $10,893,640 and $2,259,045, respectively, which will be carried forward indefinitely to offset future realized capital gains. At March 31, 2023, the Funds’ fiscal period end, TUGN had long term capital losses remaining of $1,043,740, which will be carried forward indefinitely to offset future realized capital gains.

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the period ended March 31, 2023, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
STF Tactical Growth ETF	$(266,688)	$266,688
STF Tactical Growth & Income ETF	542,440	(542,440)

6.	INVESTMENT TRANSACTIONS

During the period ended March 31, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth ETF	$773,481	$(160,790)
STF Tactical Growth & Income ETF	455,907	(374,486)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended March 31, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF	$508,961,261	$371,279,863	$94,283	$7,433,969
STF Tactical Growth & Income ETF	77,647,106	58,719,196	9,555,119	7,347,795

Purchases and sales/maturities of long-term U.S. government obligations for the Funds during the period ended March 31, 2023, were as follows:

	Purchases	Sales
STF Tactical Growth ETF	$134,908,654	$134,309,377
STF Tactical Growth & Income ETF	17,269,078	17,263,074

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities

STF ETFs

Notes to Financial Statements

March 31, 2023 (Continued)

in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	SUBSEQUENT EVENTS

On April 28, 2023, STF Tactical Growth & Income ETF paid a distribution to shareholders of record on April 27, 2023 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.2039	$203,900

On May 26, 2023, STF Tactical Growth & Income ETF paid a distribution to shareholders of record on May 25, 2023 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
STF Tactical Growth & Income ETF	$0.2136	$218,900

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

STF ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of STF ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of STF Tactical Growth ETF and STF Tactical Growth & Income ETF (the “Funds”), each a series of Listed Funds Trust, as of March 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from May 18, 2022 (commencement of operations) through March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2023

STF ETFs

Board of Trustees and Officers

March 31, 2023 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	57

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019)

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	57	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	57	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios)
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	57	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

STF ETFs

Board of Trustees and Officers

March 31, 2023 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016)
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018)

Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022)

STF ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-590-9112, or by visiting the Funds’ website at www.stfm.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-590-9112. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Funds is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-590-9112 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.stfm.com.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended March 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth ETF	16.69%
STF Tactical Growth & Income ETF	14.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2023, was as follows:

STF Tactical Growth ETF	16.30%
STF Tactical Growth & Income ETF	15.47%

STF ETFs

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

STF Management, LP
6136 Frisco Square Boulevard, Suite 400
Frisco, TX 75034

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2023	FYE 3/31/2022
Audit Fees	$29,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$6,000	N/A
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2023	FYE 3/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2023	FYE 3/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	June 6, 2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	June 6, 2023

* Print the name and title of each signing officer under his or her signature.